REVENUE (Schedule of Impact of Adoption of ASC 606 on Consolidated Statements of Operations) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Software licenses	$ 52,542	$ 32,604	$ 28,653
Maintenance and services	33,707	29,494	25,841
Total revenues	86,249	62,098	54,494
Operating expenses:
Cost of software licenses	891	1,225	2,143
Cost of maintenance and services	9,852	8,630	6,637
Research and development	16,901	14,010	13,283
Selling and marketing	44,431	35,893	35,089
General and administrative	6,629	5,196	4,594
Total operating expenses	78,704	64,954	65,868
Operating income (loss)	7,545	(2,856)	(11,374)
Financial income, net	336	(101)	(54)
Net income (loss) before taxes on income	7,881	(2,957)	(11,428)
Taxes on income	(1,924)	(3,756)	735
Net Income (loss)	$ 5,957	$ (6,713)	$ (10,693)
Basic net income (loss) per share	$ 0.28	$ (0.39)	$ (0.64)
Diluted net income (loss) per share	$ 0.27	$ (0.39)	$ (0.64)
Under Previous Standard [Member]
Revenues:
Software licenses	$ 34,181
Maintenance and services	33,394
Total revenues	67,575
Operating expenses:
Cost of software licenses	891
Cost of maintenance and services	10,035
Research and development	16,901
Selling and marketing	48,133
General and administrative	6,629
Total operating expenses	82,589
Operating income (loss)	(15,014)
Financial income, net	336
Net income (loss) before taxes on income	(14,678)
Taxes on income	(1,337)
Net Income (loss)	$ (16,015)
Basic net income (loss) per share	$ (0.76)
Diluted net income (loss) per share	$ (0.73)
Effect of change higher/(lower) [Member]
Revenues:
Software licenses	$ 18,361
Maintenance and services	313
Total revenues	18,674
Operating expenses:
Cost of software licenses
Cost of maintenance and services	(183)
Research and development
Selling and marketing	(3,702)
General and administrative
Total operating expenses	(3,885)
Operating income (loss)	22,560
Financial income, net
Net income (loss) before taxes on income	22,559
Taxes on income	(587)
Net Income (loss)	$ 21,972
Basic net income (loss) per share	$ (1.04)
Diluted net income (loss) per share	$ (1.00)